Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense Benefit

The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
		(in thousands)
Current tax	9,373	6,742	19,420	2,735
Deferred tax	—	—	—	—
Total	9,373	6,742	19,420	2,735

14.
INCOME TAXES (CONTINUED)

Schedule of Loss Before Income Taxes By Jurisdiction

The Group's loss before income taxes by jurisdiction consisted of:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
		(in thousands)
Non-PRC	20,929	(18,608)	102,245	14,401
PRC	(6,440,615)	(781,533)	(174,104)	(24,522)
Total	(6,419,686)	(800,141)	(71,859)	(10,121)

Schedule of Reconciliations of The Income Tax Expenses

The reconciliation of the income tax expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
		(in thousands)
Loss before income tax expense	(6,419,686)	(800,141)	(71,859)	(10,121)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefit computed at the statutory income tax rate	(1,604,922)	(200,035)	(17,965)	(2,530)
Non-deductible expenses	(8,320)	65,366	78,409	11,044
Transfer pricing adjustment	102,468	(102,468)	10,809	1,522
Non-taxable income	(1,561)	(79,893)	(40,492)	(5,703)
Research and development super- deduction	64,806	—	—	—
Statutory (expense)/income	(5,244)	(2,751)	10,017	1,411
Effect of preferential tax	5,022	(2)	268	38
Changes in valuation allowances	1,465,818	244,235	(34,680)	(4,886)
Impact of changes in tax rate on deferred tax	(5,023)	—	—	—
Effect of income tax rate difference in other jurisdictions	(3,671)	82,290	13,054	1,839
Income tax expenses	9,373	6,742	19,420	2,735

14.
INCOME TAXES (CONTINUED)

Schedule of Deferred Tax Assets And Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Deferred tax assets:
Operating lease liabilities	342,874	305,392	43,014
Allowance for credit losses	9,673	1,759	248
Accrued expenses and other current liabilities	3,490	508	72
Government subsidies	15,000	22,500	3,169
Tax losses carried forward	2,939,938	2,907,178	409,467
Less: valuation allowances*	(2,963,673)	(2,928,993)	(412,540)
Total deferred tax assets, net.	347,302	308,344	43,430
Deferred tax liabilities:
Operating lease right-of-use assets	(342,874)	(305,392)	(43,014)
Accelerated tax depreciation	(4,428)	(2,952)	(416)
Total deferred tax liabilities, net.	(347,302)	(308,344)	(43,430)
Deferred tax assets/liabilities, net	—	—	—

* The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries that are in a three-year cumulative financial loss or had incurred losses since inception as of December 31, 2022 and 2023. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

Schedule of Unrecognized Tax Benefits

The unrecognized tax benefits of the Group as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	117,468	15,000	2,113
Additions	—	15,817	2,228
Decreases	—	—	—
Settlement	(102,468)	—	—
Balance at end of the year	15,000	30,817	4,341